Schedule of Finance Receivables Impairment Calculation Method (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total evaluated collectively for loan losses	$ 50,763	$ 50,449
Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total evaluated collectively for loan losses	50,763	50,449
Financing Receivable [Member] | Performing Loans Evaluated Individually [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total evaluated collectively for loan losses	16,495	16,412
Financing Receivable [Member] | Performing Loans Evaluated Collectively [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total evaluated collectively for loan losses	24,742	22,221
Financing Receivable [Member] | Non-Performing Loans Without a Specific Reserve [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total evaluated collectively for loan losses	596	1,518
Financing Receivable [Member] | Non-performing Loans with a Specific Reserve [ Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total evaluated collectively for loan losses	$ 8,930	$ 10,298